UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21924
                                                     ---------

                        Oppenheimer Transition 2030 Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: FEBRUARY 28
                                               -----------

                      Date of reporting period: 05/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS MAY 31, (2008) / UNAUDITED

                                                            SHARES      VALUE
                                                           -------   -----------
INVESTMENT COMPANIES--100.3%(1)
ALTERNATIVE INVESTMENT FUND--6.2%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y    191,323   $ 1,892,191

FIXED INCOME FUND--9.9%
Oppenheimer Core Bond Fund, Cl. Y                          303,033     3,030,331

GLOBAL EQUITY FUNDS--14.8%
Oppenheimer Developing Markets Fund, Cl. Y                  62,643     3,029,426
Oppenheimer International Growth Fund, Cl. Y                49,691     1,492,710
                                                                     -----------
                                                                       4,522,136

MONEY MARKET FUND--0.4%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.70%(2)                                                106,022       106,022

U.S. EQUITY FUNDS--69.0%
Oppenheimer Capital Appreciation Fund, Cl. Y               116,824     6,147,291
Oppenheimer Main Street Fund, Cl. Y                         83,930     2,983,695
Oppenheimer MidCap Fund, Cl. Y(3)                          149,779     3,019,559
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y            124,608     4,493,357
Oppenheimer Value Fund, Cl. Y                              176,895     4,415,309
                                                                     -----------
                                                                      21,059,211

TOTAL INVESTMENTS, AT VALUE (COST $30,132,293)               100.3%   30,609,891
LIABILITIES IN EXCESS OF OTHER ASSETS                         (0.3)      (95,413)
                                                           -------   -----------
NET ASSETS                                                  100.0%   $30,514,478
                                                           =======   ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                SHARES
                                               FEBRUARY     GROSS       GROSS         SHARES
                                               29, 2008   ADDITIONS   REDUCTIONS   MAY 31, 2008
                                               --------   ---------   ----------   ------------
Oppenheimer Capital Appreciation Fund, Cl. Y     78,955      38,288          419      116,824
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                  139,556      52,336          569      191,323
Oppenheimer Core Bond Fund, Cl. Y               204,451      99,621        1,039      303,033
Oppenheimer Developing Markets Fund, Cl. Y       42,478      20,388          223       62,643
Oppenheimer Institutional Money Market Fund,
   Cl. E                                        185,164   4,127,415    4,206,557      106,022
Oppenheimer International Growth Fund, Cl. Y     33,759      16,107          175       49,691
Oppenheimer Main Street Fund, Cl. Y              56,631      27,601          302       83,930
Oppenheimer MidCap Fund, Cl. Y                  100,391      49,932          544      149,779
Oppenheimer Small- & Mid- Cap Value Fund,
   Cl. Y                                         83,890      41,167          449      124,608
Oppenheimer Value Fund, Cl. Y                   119,497      58,034          636      176,895

                                                                        DIVIDEND     REALIZED
                                                             VALUE       INCOME        LOSS
                                                          -----------   --------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y              $ 6,147,291    $    --     $ 3,537
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     1,892,191         --          63
Oppenheimer Core Bond Fund, Cl. Y                           3,030,331     37,136         621
Oppenheimer Developing Markets Fund, Cl. Y                  3,029,426         --         984
Oppenheimer Institutional Money Market Fund, Cl. E            106,022      1,025          --


                     1 |  OPPENHEIMER TRANSITION 2030 FUND

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS MAY 31, (2008) / UNAUDITED

Oppenheimer International Growth Fund, Cl. Y                1,492,710         --         397
Oppenheimer Main Street Fund, Cl. Y                         2,983,695         --       3,635
Oppenheimer MidCap Fund, Cl. Y                              3,019,559         --       1,491
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y             4,493,357         --       4,500
Oppenheimer Value Fund, Cl. Y                               4,415,309         --       3,786
                                                          -----------    -------     -------
                                                          $30,609,891    $38,161     $19,014
                                                          ===========    =======     =======

(2.) Rate shown is the 7-day yield as of May 31, 2008.

(3.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of May 31, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
----------------                                --------------   ---------------
Level 1 - Quoted Prices                            $30,609,891         $--
Level 2 - Other Significant Observable Inputs               --          --
Level 3 - Significant Unobservable Inputs                   --          --
                                                   -----------         ---
   TOTAL                                           $30,609,891         $--
                                                   ===========         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the


                      2 | OPPENHEIMER TRANSITION 2030 FUND

Oppenheimer Transition 2030 Fund

STATEMENT OF INVESTMENTS MAY 31, (2008) / UNAUDITED

Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $30,299,296
                                 ===========
Gross unrealized appreciation    $   728,679
Gross unrealized depreciation       (418,084)
                                 -----------
Net unrealized appreciation      $   310,595
                                 ===========


                      3 | OPPENHEIMER TRANSITION 2030 FUND




ITEM 2. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

  (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2030 Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 07/08/2008